CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	¥ (9,138,972)	¥ (4,863,096)	¥ (2,731,985)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	915,481	573,247	302,974
Amortization of intangible assets	65,714	25,875	20,169
Amortization of right-of-use assets	379,200	229,031	109,473
Amortization of land use rights	50,309	9,642	5,323
Loss of disposal of property, plant and equipment	15,682	36,508	6,167
Impairment of property, plant and equipment	30,849	34,589	63,251
Impairment of intangible assets	26,418	0	0
Current expected credit loss of accounts and notes receivable	11,369	16,175	6,216
Current expected credit loss of installment payment receivables	43,971	49,978	3,454
Current expected credit loss of other current assets	12,314	3,578	369
Inventory write-downs	220,319	162,433	92,612
Foreign exchange (gains) losses	1,460,151	(313,580)	(81,181)
Interest income	(237,657)	(351,926)	(65,676)
Share-based compensation	710,486	379,948	996,417
Fair value gain on derivative assets or derivative liabilities	(59,357)	(79,262)	(1,362,025)
Fair value gain on long-term investments	(25,062)	(591,506)	0
Share of results of equity method investees	(4,117)	0	0
Changes in operating assets and liabilities:
Accounts and notes receivable	(1,210,721)	(1,560,777)	(595,908)
Inventory	(2,475,785)	(1,940,225)	(981,521)
Amounts due from related parties	(14,339)	(32,103)	21,923
Prepayments and other current assets	(219,127)	(652,033)	(792,863)
Other non-current assets	(23,124)	(68,136)	(30,808)
Accounts and notes payable	1,860,670	7,250,441	4,157,799
Deferred revenue	185,961	588,904	222,886
Operating lease liabilities	(380,006)	(237,846)	(108,134)
Accruals and other liabilities	119,283	2,260,378	722,967
Other non-current liabilities	237,117	187,923	266,932
Installment payment receivables	(776,585)	(2,247,136)	(401,190)
Amounts due to related parties	(17,736)	12,857	11,384
Income taxes payable	4,918	21,528	1,209
Net cash used in operating activities	(8,232,376)	(1,094,591)	(139,766)
Cash flows from investing activities
(Placement) maturities of short-term deposits	11,922,171	(24,899,368)	(979,897)
(Placement) maturities of short-term investments	1,625,763	62,305	(2,347,191)
Placement of long term deposits	(3,822,326)	(3,157,891)	0
Purchase of property, plant and equipment	(4,275,838)	(2,299,698)	(806,067)
Receipt of government subsidy related to assets	166,260	12,954	243,838
Maturities of derivative assets or derivative liabilities	10,752	233,050	0
Purchase of intangible assets	(98,047)	(288,084)	(426,089)
Disposal of property, plant and equipment	77,059	24,124	24,505
Purchase of land use rights	(306,014)	(223,113)	0
Prepayment for acquisition of assets	0	(23,132)	0
Prepayments for subscription of equity securities	0	(50,000)	0
Prepayment for acquisition of land use rights	0	(1,507,170)	(130,260)
Disposal of long-term investments	165,000	0	16,000
Cash paid for long-term investments	(618,814)	(959,855)	(1,000)
Net cash (used in) provided by investing activities	4,845,966	(33,075,878)	(4,406,161)
Cash flows from financing activities
Proceeds from issuance of convertible redeemable Preferred Shares	0	0	7,282,554
Proceeds from IPO, net of issuance costs	0	0	11,410,386
Proceeds from FO, net of issuance costs	0	0	15,988,903
Proceeds from Global Offering, net of issuance costs	0	13,146,811	0
Proceeds from borrowings	6,800,730	840,106	1,028,335
Repayment of borrowings	(681,710)	(982,900)	(1,380,385)
Loans from a related party	0	0	1,063,434
Repayment of loans to a related party	0	0	(1,063,434)
Proceeds from debt from third party investors	0	1,660,000	0
Repayment of debt from third party investors	(98,000)	0	0
Repayments of finance lease liabilities	(15,355)	0	0
Payments of listing expenses	(1,830)	(36,924)	0
Net cash provided by financing activities	6,003,835	14,627,093	34,329,793
Effects of exchange rate changes on cash, cash equivalents and restricted cash	461,740	(363,276)	(650,076)
Net increase (decrease) in cash, cash equivalents and restricted cash	3,079,165	(19,906,652)	29,133,790
Cash, cash equivalents and restricted cash at beginning of the year	11,634,881	31,541,533	2,407,743
Cash, cash equivalents and restricted cash at end of the year	14,714,046	11,634,881	31,541,533
Supplemental disclosure of cash flows information
Cash paid for interest, net of amounts capitalized	(162,470)	(126,090)	(76,093)
Acquisition of property, plant and equipment included in liabilities	¥ 1,624,432	¥ 843,732	¥ 235,117